Balances and transactions with related parties	12 Months Ended
Dec. 31, 2022
Balances And Transactions With Related Parties
Balances and transactions with related parties

37.       Balances and transactions with related parties

The balances of transactions with Telecom Italia Group companies, subsidiaries and associated companies are as follows:

	Assets
	2022	2021

Telecom Italia Sparkle (i)	2,770	1,414
Gruppo Havas (vi)	-	83,613
TI Sparkle (iii)	1,494	5,084
TIM Brasil (vii)	22,790	23,069
Telecom Italia S.p.A. (ii)	2,086	1,502
I-Systems (ix)	14,762	5,879
Cozani (x)	-	-
Other	674	674
Total	44,576	121,235

	Liabilities
	2022	2021

Telecom Italia S.p.A. (ii)	85,845	71,288
Telecom Italia Sparkle (i)	4,436	3,689
TI Sparkle (iii)	9,445	10,205
TIM Brasil (iv)	10,858	6,558
Vivendi Group (v)	3,457	1,238
Gruppo Havas (vi)	65,618	19,794
I-Systems (viii)	49,391	31,596
Cozani (x)	-	-
Other	22,210	4,585

Total	251,260	148,953

	Revenue
	2022	2021	2020

Telecom Italia S.p.A. (ii)	2,874	1,112	1,197
Telecom Italia Sparkle (i)	3,887	353	2,994
TI Sparkle (iii)	1,968	3,347	4,059
I-Systems (ix)	36,090	5,881	-
Cozani (x)	459,797	-	-
Total	504,616	10,693	8,250

	Cost / Expense
	2022	2021	2020

Telecom Italia S.p.A. (ii)	108,792	105,137	110,407
Telecom Italia Sparkle (i)	12,409	19,219	27,485
TI Sparkle (iii)	18,095	20,533	19,923
Vivendi Group (v)	4,319	1,271	1,207
Gruppo Havas (vi)	382,275	206,349	207,682
I-Systems (viii)	365,875	31,596	-
Cozani (x)	-	-	-

Other	16,983	22,597	22,308
Total	908,748	406,702	389,012

(i)	amounts refer to roaming, Value-Added Services – VAS, transfer of means and international voice-wholesale.

(ii)	The amounts refer to international roaming, technical assistance and value added services – VAS and licensing for the use of a registered trademark, granting TIM. S.A. the right to use the “TIM” brand upon payment of royalties in the amount of 0.5% of the Company’s net revenue, with payment made on a quarterly basis.

(iii)	Values refer to link rental, EILD rental, media rental (submarine cable) and signaling service.

(iv)	Mainly refer to judicial deposits made on account of labor claims and transfers of employees.

(v)	the values refer to Value Added Services-VAS.

(vi)	From the values described above, in the result, they refer to advertising services, of which R$ 345,597 (R$ 181,440 on December 31, 2021) are related to media transfers.

(vii)	Refer to judicial deposits made on account of labor claims.

(viii)	The amounts refer to fiber infrastructure capacity services.

(ix)	The amounts are related to services provided by TIM S.A., mainly related to network operation and maintenance in the scope of Transition Service Agreement, signed when closing the transaction.

(x)	Refer to contracts related to the operation of telecommunications services, including interconnection, roaming, assignment of means and use of radio frequencies, in addition to co-billing agreements.

The company has social investment actions that include donations, projects developed by the Tim Institute and sponsorships. As of December 31, 2022, the Company invested R$ 5,787 (R$ 9,147 on December 31, 2021).

Sales and purchases involving related parties are carried out at prices equivalent to those practiced in the market. Outstanding balances at the end of the year are not linked to guarantees and are settled in cash. There were no guarantees provided or received in connection with any accounts receivable or payable involving related parties.

Balances on equity accounts are recorded in the groups: trade accounts receivable, prepaid expenses, suppliers and other current assets and liabilities.